Other investments (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Schedule of other investments

				$ million
		2024		2023
	Current	Non-current	Current	Non-current
Equity investments[a]	—	1,095	—	1,177
Contingent consideration	55	136	754	939
Other	110	61	89	73
	165	1,292	843	2,189
aThe majority of equity investments are unlisted.